Offerings - Offering: 1	Nov. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.10 per share
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	In accordance with Rule 457(r) under the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fee for a Registration Statement on Form S-3 (Registration Statement No. 333-291305), filed with the Securities and Exchange Commission on November 6, 2025. The registrant is registering shares of Class A Common Stock having a proposed maximum aggregate offering price of $1,000,000,000 pursuant to this prospectus supplement.